Securities, Held-to-Maturity Securities Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses beginning balance	$ 1	$ 2
Provision for (recovery of) credit loss expense	0	(1)
Allowance for credit losses ending balance	$ 1	$ 1
Cumulative loss rate	0.02%	0.02%